COHEN & STEERS GLOBAL REALTY SHARES, INC.

CLASS A (CSFAX), CLASS C (CSFCX), CLASS F (GRSFX), CLASS I (CSSPX),

CLASS R (GRSRX) AND CLASS Z (CSFZX) SHARES

Supplement dated September 18, 2023 to

Summary Prospectus and Prospectus dated May 1, 2023

Effective January 1, 2024, Ji Zhang and Jason Yablon, who currently serve as portfolio managers of Cohen & Steers Global Realty Shares, Inc. (the “Fund”), will be added as portfolio managers to other mutual funds advised by Cohen & Steers Capital Management, Inc., the Fund’s investment advisor.

Accordingly, the section titled “Investment Management—Portfolio Managers” of the Fund’s Summary Prospectus and Prospectus is hereby replaced in its entirety with the following:

The Fund’s portfolio managers are:

Rogier Quirijns—Senior Vice President of the Advisor. Mr. Quirijns has been a portfolio manager of the Fund since 2012.

William Leung—Senior Vice President of the Advisor. Mr. Leung has been a portfolio manager of the Fund since 2012.

Ji Zhang—Senior Vice President of the Advisor. Ms. Zhang has been a portfolio manager of the Fund since 2021.

Jon Cheigh—Chief Investment Officer and Executive Vice President of the Advisor. Mr. Cheigh has been a portfolio manager of the Fund since 2012.

Jason Yablon—Executive Vice President of the Advisor. Mr. Yablon has been a portfolio manager of the Fund since 2022.

In addition, the section titled “Management of the Fund—Portfolio Managers” of the Fund’s Prospectus is hereby replaced in its entirety with the following:

The Fund’s portfolio managers are:

Rogier Quirijns—Mr. Quirijns joined the Advisor in 2008 and currently serves as Senior Vice President of the Advisor. He is based in London.

William Leung—Mr. Leung has been with CNS Asia since 2012 and currently serves as Senior Vice President of the Advisor. He is based in Hong Kong.

Ji Zhang—Ms. Zhang joined the Advisor in 2018 and currently serves as Senior Vice President of the Advisor. Ms. Zhang is a Chartered Financial Analyst charterholder. She is based in New York.

Jon Cheigh—Mr. Cheigh joined the Advisor in 2005 and currently serves as Chief Investment Officer and Executive Vice President of the Advisor. He is based in New York.

Jason Yablon—Mr. Yablon joined the Advisor in 2004 and currently serves as Executive Vice President of the Advisor. He is based in New York.

The Advisor utilizes a team-based approach in managing the Fund. Messers. Quirijns, Leung, Cheigh and Yablon and Ms. Zhang direct and supervise the execution of the Fund’s investment strategy, and lead and guide the other members of the investment team. All of the Fund’s portfolio managers collaborate with respect to the process for allocating the Fund’s assets among the various sectors and industries.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS

CSSSUMPRO – 9.2023